SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of calculation of basic and diluted net income (loss) per ordinary share
The computations of basic and diluted net loss per share for the periods presented were as follows:

	Years Ended December 31,
(in thousands, except per share and share amounts)	2021	2020
Numerator:
Net loss	$(138,982)	$(10,455)
Denominator:
Weighted-average shares outstanding - basic and diluted	2,780,993	2,403,755
Net loss per share - basic and diluted	$(49.98)	$(4.35)

TAILWIND TWO ACQUISITION CORP.
Reconciliation of class A ordinary shares
At December 31, 2021, the Class A ordinary shares reflected in the consolidated balance sheet are reconciled in the following table:

Gross proceeds	$345,000,000
Less:
Proceeds allocated to Public Warrants	(11,270,000)
Class A ordinary shares issuance costs	(18,881,972)
Plus:
Accretion of carrying value to redemption value	30,151,972

Class A ordinary shares subject to possible redemption	$345,000,000

Schedule of calculation of basic and diluted net income (loss) per ordinary share

	Year Ended December 31, 2021		For the Period from November 18, 2020 (Inception) through December 31, 2020
	Class A	Class B	Class A	Class B
Basic and diluted net loss per ordinary share
Numerator:
Allocation of net loss	$(1,886,704)	$(563,891)	$—	$(6,093)
Denominator:
Basic and diluted weighted average shares outstanding	28,167,123	8,418,493	—	7,500,000

Basic and diluted net loss per ordinary share	$(0.07)	$(0.07)	$—	$(0.00)